SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024	$ 465,722	$ 12,384	$ 12,384
Change in fair value			453,338
Subscription Agreement loans at June 30, 2025			465,722
Parent Company [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assumed in Business Combination	499,214
Fair Value, Inputs, Level 3 [Member] | Parent Company [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024
Change in fair value
Subscription Agreement loans at June 30, 2025	499,214
Assumed in Business Combination	$ 499,214